CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands, € in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (19,974)	$ (23,098)	$ (53,101)	$ (49,236)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,826	1,899	2,553	20,917
Noncash lease expense	205	246	350	43
Stock compensation expense	542	309	1,853	2,969
Stock issued for interest expense			0	2,418
Accretion of debt discount	1,978	9,626	13,134	13,980
Derecognition expense upon conversion of convertible debt	68	1,518	25,035	5,709
Changes in fair value of derivative liability	(14)	(6,580)	(6,544)	(16,857)
Impairment of goodwill	6,675	0
Restructuring charges	1,636	0
Gain on sale of property and equipment			(1,069)	0
Changes in assets and liabilities:
Accounts receivable, net	70	457	297	(1,367)
Prepaid and other current assets	(460)	6,841	6,568	(1,539)
Cash due from gateways, net	12,706	(896)	(5,407)	(1,218)
Other assets	(318)	(1,480)	(1,183)	(6)
Accounts payable	1,166	1,962	189	1,161
Accrued and other current liabilities	1,943	1,333	2,080	2,662
Accrued interest	300	554	546	502
Payment processing liabilities, net	10,770	34,893	47,860	10,518
Net cash provided by operating activities	19,119	27,584	33,161	(9,344)
Cash flows from investing activities:
Purchases of property and equipment	(34)	(78)	(108)	(162)
Capitalized software development costs	(1,100)	0
Proceeds from sale of property and equipment			2,620	0
Sky Financial & Intelligence asset acquisition			0	(16,000)
Net cash used in investing activities	(1,226)	(78)	2,287	(46,409)
Deposit on acquisitions			0	(936)
Purchase of intangible assets	(92)	0	0	(500)
Cash flows from financing activities:
Treasury stock purchases	(194)	0	7	(4,057)
Proceeds from stock option exercises			0	8
Repayments of convertible debt			(3,000)	(6,000)
Repayments on long term debt	(13)	(11)	(15)	0
Net cash used in financing activities	(207)	(11)	(3,008)	(10,049)
Restricted cash acquired from Transact Europe			0	16,719
Net increase in cash, cash equivalents, and restricted cash	18,165	27,521	32,440	(49,083)
Effects of exchange rates on cash, cash equivalents, and restricted cash	479	26	44	357
Cash, cash equivalents, and restricted cash – beginning of period	73,318	40,834	40,834	89,560
Cash, cash equivalents, and restricted cash – end of period	91,483	68,355	73,318	40,834
Cash paid during the period for:
Interest	0	2,709	2,709	5,751
Income taxes	759	0	0	0
Logicquest Technology Inc [Member]
Cash flows from investing activities:
Acquisition			(225)	0
Transact Europe Holdings [Member]
Cash flows from investing activities:
Acquisition			0	(28,811)
Preferred Stock [Member] | Principal [Member]
Non-cash financing and investing activities:
Convertible debt conversion to preferred stock	0	4,297	64,600	0
Convertible debt conversion to common stock	0	4,297	64,600	0
Preferred Stock [Member] | Interest Expense [Member]
Non-cash financing and investing activities:
Convertible debt conversion to preferred stock	0	2,271	1,703	0
Convertible debt conversion to common stock	0	2,271	1,703	0
Common Stock [Member] | Principal [Member]
Non-cash financing and investing activities:
Convertible debt conversion to preferred stock	200	300	1,650	8,550
Convertible debt conversion to common stock	200	300	1,650	8,550
Common Stock [Member] | Interest Expense [Member]
Non-cash financing and investing activities:
Convertible debt conversion to preferred stock	0	3	4	0
Convertible debt conversion to common stock	$ 0	$ 3	$ 4	$ 0